Short-term investments (Tables)	12 Months Ended
Dec. 31, 2016
Short-term investments [Abstract]
Schedule of Short-term Investments
	December 31, 2015
		US$
			Unrealized gain
	Aggregate fair		in profit and
	value	Cost	loss
Trading securities:
REITs	1,167,647	1,124,293	43,354
Money market instruments	76,999	70,910	6,089

Total	1,244,646	1,195,203	49,443

	December 31, 2016
		US$
			Unrealized
	Aggregate fair		gain in profit
	value	Cost	and loss
Trading securities:
Debt securities	20,601,816	20,599,683	2,133
REITs	15,612,864	15,266,447	346,417
Money market instruments	866,630	864,927	1,703
Equity securities	2,229,285	2,344,204	(114,919)

Total	39,310,595	39,075,261	235,334